Share capital - Restricted share units Outstanding (Details) - RSUs - $ / shares	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding	325,275	649,473	507,849
Restricted share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 3.41
Weighted average contractual life	8 years 10 months 13 days
Number of options outstanding	325,275